Investments (Schedule Of Investment In Nonconsolidated affiliates) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment, beginning balance				$ 359,687				$ 357,751	$ 359,687	$ 357,751
Cash advances (repayments)	(5,676)				(929)				(5,676)	(929)
Additions (dispositions) of investments, net									2,704	(6,316)
Equity in earnings (loss)	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Foreign currency transaction adjustment									(3,018)	(234)	(12,783)
Foreign currency translation adjustment									3,210	(449)	5,916
Distributions received									(11,716)	(16,789)
Other	470				0				470	0
Investment, ending balance	370,912				359,687				370,912	359,687	357,751
ARN [Member]
Investment, beginning balance				347,377				342,785	347,377	342,785
Cash advances (repayments)	(8,758)				0				(8,758)	0
Additions (dispositions) of investments, net									0	0
Equity in earnings (loss)									18,621	20,958
Foreign currency transaction adjustment									(1,189)	(153)
Foreign currency translation adjustment									8,085	(1,125)
Distributions received									(11,074)	(15,088)
Other	0				0				0	0
Investment, ending balance	353,062				347,377				353,062	347,377
All Others [Member]
Investment, beginning balance				12,310				14,966	12,310	14,966
Cash advances (repayments)	3,082				(929)				3,082	(929)
Additions (dispositions) of investments, net									2,704	(6,316)
Equity in earnings (loss)									(64)	6,000
Foreign currency transaction adjustment									0	0
Foreign currency translation adjustment									(10)	290
Distributions received									(642)	(1,701)
Other	470				0				470	0
Investment, ending balance	$ 17,850				$ 12,310				$ 17,850	$ 12,310